Document and Entity Information	Feb. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	Environmental Impact Acquisition Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39894
Entity Tax Identification Number	85-1914700
Entity Address, Address Line One	535 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	389-8109
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001822691
Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant
Trading Symbol	ENVIU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ENVI
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	ENVIW
Security Exchange Name	NASDAQ